Fair Value of Financial Instruments (Schedule of the Estimated Fair Value and Carrying Amount of Long-term Debt) (Detail) (Significant Unobservable Inputs (Level 3), USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debentures	$ 0		$ 6,890
Second Lien Term Loan Facility	293,280	[1]	293,821	[1]
NPI Note	8,286	[2]	8,028	[2]
Other	2,361		3,203
Total	303,927		426,942
Carrying Value | Senior Secured Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	0		115,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debentures	0		12,671		70,220
Second Lien Term Loan Facility	314,743	[1]	315,284	[1]	0
NPI Note	8,500	[2]	8,028	[2]	15,282
Other	2,361		3,203		4,038
Total	325,604		454,186		159,540
Fair Value | Senior Secured Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	0		115,000		0
Fair Value | Wells Fargo Energy Capital Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility			$ 0		$ 70,000

[1]	The Second Lien Term Loan Facility was repaid in full and retired in April 2014.
[2]	The NPI Note was repaid in full in April 2014.